UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2005

Date of reporting period:	July 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investment July 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (a) (98.1%)
	Austria (1.0%)
	Major Telecommunications
306,363	Telekom Austria AG	$6,172,632

	Denmark (1.8%)
	Beverages: Alcoholic
97,797	Carlsberg A/S (Series B)	5,224,218

	Pharmaceuticals: Major
128,082	Novo Nordisk A/S (Series B)	6,626,436

	Total Denmark	11,850,654

	Finland (2.7%)
	Multi-Line Insurance
266,235	Sampo Oyj (A Shares)	4,073,731

	Telecommunication Equipment
842,154	Nokia Oyj	13,431,944

	Total Finland	17,505,675

	France (15.4%)
	Broadcasting
180,499	M6 Metropole Television	4,977,180

	Electrical Products
146,109	Schneider Electric S.A.	11,467,273

	Gas Distributors
48,077	Gaz De France (GDF)*	1,578,584

	Integrated Oil
100,551	Total S.A.	25,134,758

	Major Banks
296,679	BNP Paribas S.A.	21,396,254

	Major Telecommunications
505,623	France Telecom S.A.	15,569,775

	Multi-Line Insurance
369,370	Axa	10,058,590

	Pharmaceuticals: Major
112,441	Sanofi-Aventis	9,710,682

	Total France	99,893,096

	Germany (9.6%)
	Industrial Conglomerates
174,743	Siemens AG (Registered Shares)	13,463,217

	Major Banks
144,043	Deutsche Bank AG (Registered Shares)	12,454,298

	Medical/Nursing Services
82,435	Fresenius Medical Care AG	7,196,104

	Motor Vehicles
211,297	Bayerische Motoren Werke (BMW) AG	9,890,926
101,522	Volkswagen AG	5,497,393
		15,388,319
	Multi-Line Insurance
110,522	Allianz AG (Registered Shares)	13,998,952

	Total Germany	62,500,890

	Italy (3.0%)
	Integrated Oil
455,927	ENI SpA	12,929,888

	Major Telecommunications
2,445,857	Telecom Italia SpA	6,574,214

	Total Italy	19,504,102

	Netherlands (15.1%)
	Air Freight/Couriers
369,805	TNT NV	9,401,272

	Electronic Production Equipment
752,847	ASML Holding NV*	13,154,206

	Financial Conglomerates
447,567	ING Groep NV (Share Certificates)	13,519,677

	Food: Specialty/Candy
162,097	Royal Numico NV*	6,827,625

	Integrated Oil
615,319	Royal Dutch Shell PLC-A	18,920,444

	Major Telecommunications
1,996,610	Koninklijke (Royal) KPN NV	17,349,170

	Publishing: Books/Magazines
230,156	VNU NV	6,594,939
649,439	Wolters Kluwer NV (Share Certificates)	12,604,494
		19,199,433

	Total Netherlands	98,371,827

	Spain (5.6%)
	Major Banks
1,285,024	Banco Bilbao Vizcaya Argentaria, S.A.	21,615,404
815,758	Banco Santander Central Hispano, S.A.	10,083,883
		31,699,287
	Tobacco
114,051	Altadis, S.A.	4,810,435

	Total Spain	36,509,722

	Sweden (3.3%)
	Industrial Machinery
247,983	Sandvik AB	9,892,796

	Major Banks
480,515	ForeningsSparbanken AB	11,367,975

	Total Sweden	21,260,771

	Switzerland (8.4%)
	Financial Conglomerates
80,411	UBS AG (Registered Shares)	6,593,005

	Food: Major Diversified
49,365	Nestle S.A. (Registered Shares)	13,523,712

	Major Banks
152,589	Credit Suisse Group	6,371,620

	Pharmaceuticals: Major
375,950	Novartis AG (Registered Shares)	18,256,025
73,930	Roche Holding AG	10,033,704
		28,289,729

	Total Switzerland	54,778,066

	United Kingdom (32.2%)
	Chemicals: Specialty
472,836	BOC Group PLC	8,969,909

	Electric Utilities
2,661,709	International Power PLC	9,889,922

	Food Retail
6,010,833	Morrison (W.M.) Supermarkets PLC	20,042,261
1,148,435	Tesco PLC	6,558,099
		26,600,360
	Food: Specialty/Candy
877,663	Cadbury Schweppes PLC	8,435,613

	Hotels/Resorts/Cruiselines
125,717	Carnival PLC	6,753,892

	Household/Personal Care
283,888	Reckitt Benckiser PLC	8,512,778

	Integrated Oil
1,965,621	BP PLC	21,645,241
194,744	Royal Dutch Shell PLC-B*	6,181,977
		27,827,218
	Investment Managers
443,805	Amvescap PLC	3,210,884

	Life/Health Insurance
1,331,977	Prudential PLC	12,521,158

	Major Banks
392,707	HSBC Holdings PLC	6,364,306
627,260	Royal Bank of Scotland Group PLC	18,638,952
159,739	Standard Chartered PLC	3,110,200
		28,113,458
	Medical Specialties
761,008	Smith & Nephew PLC	7,217,766

	Pharmaceuticals: Major
154,142	AstraZeneca PLC	6,974,051
959,486	GlaxoSmithKline PLC	22,577,681
		29,551,732
	Semiconductors
1,477,499	ARM Holdings PLC	3,081,675

	Wireless Telecommunications
3,627,253	O2 PLC*	8,861,843

7,742,630	Vodafone Group PLC		19,897,753
			28,759,596

	Total United Kingdom		209,445,961

	TOTAL COMMON STOCKS
	(Cost $505,824,635)

	TOTAL INVESTMENT
	(Cost $505,824,635) (b)	98.1%	637,793,396
	OTHER ASSETS IN EXCESS OF LIABILITIES	1.9	12,028,147
	NET ASSETS	100.0%	$649,821,543

*	Non-income producing security.
**

Securities with total market value equal to $637,793,396 have  been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(a)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $137,864,374, and the aggregate gross unrealized depreciation is $5,895,613, resulting in net unrealized appreciation of $131,968,761.

Morgan Stanley European Equity Fund Inc.

Summary of Investments July 31, 2005 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Major Banks	$111,402,892	17.1%
Integrated Oil	84,812,308	13.1
Pharmaceuticals: Major	74,178,579	11.4
Major Telecommunications	45,665,791	7.0
Wireless Telecommunications	28,759,596	4.4
Multi-Line Insurance	28,131,273	4.3
Food Retail	26,600,360	4.1
Financial Conglomerates	20,112,682	3.1
Publishing: Books/Magazines	19,199,433	3.0
Motor Vehicles	15,388,319	2.4
Food: Specialty/Candy	15,263,238	2.4
Food: Major Diversified	13,523,712	2.1
Industrial Conglomerates	13,463,217	2.1
Telecommunication Equipment	13,431,944	2.1
Electronic Production Equipment	13,154,206	2.0
Life/Health Insurance	12,521,158	1.9
Electrical Products	11,467,273	1.8
Industrial Machinery	9,892,796	1.5
Electric Utilities	9,889,922	1.5
Air Freight/Couriers	9,401,272	1.4
Chemicals: Specialty	8,969,909	1.4
Household/Personal Care	8,512,778	1.3
Medical Specialties	7,217,766	1.1
Medical/Nursing Services	7,196,104	1.1
Hotels/Resorts/Cruiselines	6,753,892	1.0
Beverages: Alcoholic	5,224,218	0.8
Broadcasting	4,977,180	0.8
Tobacco	4,810,435	0.7
Investment Managers	3,210,884	0.5
Semiconductors	3,081,675	0.5
Gas Distributors	1,578,584	0.2

	$637,793,396	98.1%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2005